Condensed Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Details
Interest Income	$ 58,680,422	$ 52,463,312	$ 117,774,030	$ 108,609,865
Interest Expense	5,583,211	5,128,758	11,086,436	10,551,452
NET INTEREST INCOME	53,097,211	47,334,554	106,687,594	98,058,413
Provision for loan losses	7,539,369	12,561,600	14,133,331	30,702,268
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	45,557,842	34,772,954	92,554,263	67,356,145
NET INSURANCE INCOME
Premiums and Commissions	12,488,744	11,936,547	25,536,253	25,163,344
Insurance Claims and Expenses	3,915,137	3,825,274	8,119,671	7,485,703
Total Net Insurance Income	8,573,607	8,111,273	17,416,582	17,677,641
OTHER REVENUE	1,638,207	933,720	2,763,285	2,104,144
OTHER OPERATING EXPENSES:
Personnel Expense	28,239,753	24,236,205	57,389,413	47,876,623
Occupancy Expense	4,327,920	4,334,687	8,704,564	8,821,471
Other Expense	11,469,799	9,679,126	22,899,910	22,037,040
Operating Expenses, Total	44,037,472	38,250,018	88,993,887	78,735,134
INCOME BEFORE INCOME TAXES	11,732,184	5,567,929	23,740,243	8,402,796
Provision for Income Taxes	961,009	702,503	1,840,689	1,647,849
Net Income (Loss)	$ 10,771,175	$ 4,865,426	$ 21,899,554	$ 6,754,947
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 63.36	$ 28.62	$ 128.82	$ 39.73